Segment Information (Details) - Schedule of Revenues from products and services, and gross profit - Other Segments [Member] - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Segment revenue:
Total revenue from continuing operations		$ 8,449
Total revenue from discontinued operations		109,363
Gross profit		(11,300)
Technical support plans [Member]
Segment revenue:
Segment revenue		8,449
Software customization services [Member]
Segment revenue:
Segment revenue